Farmers Mutual Fund Portfolios

Income Portfolio
Income with Growth Portfolio
Balanced Portfolio
Growth with Income Portfolio
Growth Portfolio

Supplement to Prospectus Dated September 1, 2000
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On November 9, 2000, the Board of each of the above-mentioned Farmers Portfolios
(identified in the chart below under the heading "Acquired Portfolio") approved an Agreement and Plan of Reorganization (the "Plan") between each Farmers Portfolio and the corresponding Scudder Pathway Series Acquiring Portfolio identified in the chart below.

The Plan applicable to each Farmers Portfolio provides for the transfer of substantially all of the assets and the assumption of all of the liabilities of the Farmers Portfolio solely in exchange for voting shares of the corresponding Acquiring Portfolio. The shares received by each Farmers Portfolio would then be distributed to shareholders of the applicable Farmers Portfolio as part of the Portfolio's liquidation provided for in the Plan (each transaction contemplated by the Plan is referred to as the "Reorganization").

Each Reorganization can be consummated only if, among other things, it is approved by a majority vote of shareholders of the applicable Farmers Portfolio. A Special Meeting (the "Meeting") of the shareholders of each Farmers Portfolio will be held on or about March 14, 2001 and shareholders will be given the opportunity to vote on the Plan and any other applicable matters affecting the Portfolio at that time. In connection with the Meeting, each Farmers Portfolio will deliver to its shareholders: (i) a Proxy Statement describing in detail the Reorganization and the Board's considerations in recommending that shareholders approve the Reorganization, and (ii) a Prospectus for the Acquiring Portfolio.

If the Plan for a Portfolio is approved at the Meeting and certain conditions required by the Plan are satisfied, the Reorganization is expected to become effective at 9:00 a.m. Eastern time on or about the appropriate Proposed Reorganization Date identified in the chart below. If shareholder approval of a Plan is delayed due to failure to obtain a quorum or otherwise, the applicable Reorganization will become effective as soon as practicable after the receipt of shareholder approval.

In the event shareholders of a Farmers Portfolio fail to approve the Plan for that Portfolio, the Portfolio will continue to operate and the Portfolio's Board may resubmit the Plan for shareholder approval or consider other proposals.

Acquired Portfolio                         Acquiring Portfolio                          Proposed Reorganization Date
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Income Portfolio                           Pathway Conservative Portfolio                        April 6, 2001
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Income with Growth Portfolio               Pathway Balanced Portfolio (to be renamed             April 6, 2001
                                           Pathway Moderate Portfolio)
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Balanced Portfolio                         Pathway Balanced Portfolio (to be renamed             April 6, 2001
                                           Pathway Moderate Portfolio)
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Growth with Income Portfolio               Pathway Balanced Portfolio (to be renamed             April 6, 2001
                                           Pathway Moderate Portfolio)
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Growth Portfolio                           Pathway Growth Portfolio                              April 6, 2001
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



November 13, 2000